Earnings Per Share - Schedule of Net (Loss) Profit Per share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares
Class Of Stock [Line Items]
Net (loss)/profit attributable to APGL	₨ (2,269)	$ (30.0)	₨ 78	₨ (821)
Net (loss)/profit attributable to APGL equity shareholders (A)	₨ (2,269)	$ (30.0)	₨ 78	₨ (827)
Shares outstanding for allocation of undistributed income:
Equity shares	47,650,750	47,650,750	41,040,028	25,996,932
Weighted average shares outstanding
Equity shares – Basic (B)	43,048,026	43,048,026	33,063,832	25,974,111
Equity shares – Diluted (C)	43,048,026	43,048,026	33,968,127	25,974,111
Net profit / (loss) per share attributable to APGL equity Shareholders
Equity earnings/(loss) per share – Basic (D=A/B) | (per share)	₨ (52.71)	$ (0.70)	₨ 2.37	₨ (31.84)
Equity earnings/(loss) per share – Diluted (E=A/C) | (per share)	₨ (52.71)	$ (0.70)	₨ 2.31	₨ (31.84)
Redeemable Non-controlling Interest [Member]
Class Of Stock [Line Items]
Accretion to redemption value | ₨				₨ (6)